Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
Australia — 8.8%
Abacus Property Group	53,600	$ 96,089
AGL Energy, Ltd.	148,900	648,726
Altium, Ltd.	15,400	347,721
Alumina, Ltd.(1)	168,000	145,193
Ampol, Ltd.	27,200	474,417
APA Group	220,500	1,484,492
ARB Corp., Ltd.(1)	10,500	194,955
ASX, Ltd.(1)	7,100	307,632
Atlassian Corp., Class A(2)	8,300	1,682,659
Aurizon Holdings, Ltd.	93,148	215,858
Austal, Ltd.	72,300	115,112
Australia and New Zealand Banking Group, Ltd.	23,500	385,018
Bank of Queensland, Ltd.(1)	45,200	212,860
Bapcor, Ltd.(1)	45,765	193,524
Beach Energy, Ltd.	76,266	77,987
Bendigo & Adelaide Bank, Ltd.(1)	46,000	265,540
BHP Group, Ltd.(3)	65,244	1,567,174
BHP Group, Ltd.(1)(3)	5,000	119,349
Brambles, Ltd.	96,665	723,705
Breville Group, Ltd.(1)	13,134	166,424
BWP Trust	79,954	209,144
carsales.com, Ltd.	39,900	516,857
Centuria Industrial REIT	91,244	177,319
Centuria Office REIT	67,500	65,022
Charter Hall Long Wale REIT	52,200	145,550
Charter Hall Retail REIT	75,300	193,894
Cleanaway Waste Management, Ltd.	123,300	213,276
Coles Group, Ltd.	110,100	1,151,168
Collins Foods, Ltd.(1)	20,500	123,088
Commonwealth Bank of Australia	18,223	1,221,793
Cooper Energy, Ltd.(1)(2)	664,724	89,472
Cromwell Property Group(1)	165,783	74,351
CSL, Ltd.	19,310	3,456,787
CSR, Ltd.	49,000	145,151
Dexus	66,800	332,871
Domino's Pizza Enterprises, Ltd.(1)	4,231	172,513
Evolution Mining, Ltd.	80,276	106,490
Fortescue Metals Group, Ltd.	21,869	206,028
Goodman Group	82,383	896,385
GPT Group (The)	93,066	257,194
GUD Holdings, Ltd.(1)	15,500	79,725
GWA Group, Ltd.	67,200	87,245
Hansen Technologies, Ltd.	66,850	210,519
Harvey Norman Holdings, Ltd.(1)	71,004	188,891
Security	Shares	Value
Australia (continued)
IDP Education, Ltd.(1)	15,800	$ 298,095
Infomedia, Ltd.(1)	61,241	48,142
Ingenia Communities Group	56,700	142,282
InvoCare, Ltd.(1)	17,400	113,789
IPH, Ltd.	40,216	255,766
IRESS, Ltd.	53,584	347,798
JB Hi-Fi, Ltd.(1)	7,099	194,597
Johns Lyng Group, Ltd.(1)	18,400	76,505
Karoon Energy, Ltd.(2)	257,876	350,662
Lendlease Corp., Ltd.	44,678	248,444
Lifestyle Communities, Ltd.(1)	8,330	93,511
Link Administration Holdings, Ltd.	96,491	211,017
Lottery Corp., Ltd. (The)(2)	131,400	360,479
Medibank Private, Ltd.	167,700	301,972
Metcash, Ltd.(1)	235,800	619,005
Mirvac Group	178,300	236,241
Monadelphous Group, Ltd.	19,351	169,171
National Storage REIT	49,500	82,830
Newcrest Mining, Ltd.	23,300	258,054
NEXTDC, Ltd.(1)(2)	46,000	244,084
Nine Entertainment Co. Holdings, Ltd.	187,800	248,012
Northern Star Resources, Ltd.	16,596	92,624
Orica, Ltd.	16,599	147,652
Orora, Ltd.	65,655	127,405
Premier Investments, Ltd.	11,500	184,166
Qube Holdings, Ltd.	200,231	348,593
REA Group, Ltd.(1)	8,300	643,299
Reece, Ltd.(1)	19,700	195,618
Rio Tinto, Ltd.	6,100	346,172
Shopping Centres Australasia Property Group	118,852	207,006
Smartgroup Corp, Ltd.	19,240	60,660
Sonic Healthcare, Ltd.	6,400	133,987
Suncorp Group, Ltd.	46,300	338,685
Tabcorp Holdings, Ltd.(1)	131,400	81,124
Technology One, Ltd.	50,588	389,174
Telstra Group, Ltd.(1)	672,873	1,687,181
TPG Telecom, Ltd.(1)	143,163	449,102
Transurban Group	156,841	1,330,474
Viva Energy Group, Ltd.(4)	103,423	187,737
Washington H. Soul Pattinson & Co., Ltd.(1)	21,300	381,186
Waypoint REIT, Ltd.	90,348	157,747
Wesfarmers, Ltd.	50,585	1,467,927
Westpac Banking Corp.	68,400	1,056,162
Whitehaven Coal, Ltd.	51,161	297,184

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Australia (continued)
Woodside Energy Group, Ltd.	84,289	$ 1,948,631
Woolworths Group, Ltd.	90,796	1,917,410
		$ 38,822,530
Austria — 1.1%
Agrana Beteiligungs AG	5,979	$ 80,910
ams-OSRAM AG(2)	49,200	278,489
ANDRITZ AG	8,266	384,175
AT&S Austria Technologie & Systemtechnik AG	3,400	105,009
BAWAG Group AG(4)	2,540	122,621
CA Immobilien Anlagen AG	19,001	600,134
Erste Group Bank AG	13,287	327,457
Kontron AG	9,400	136,051
Lenzing AG	2,500	119,610
Mayr Melnhof Karton AG	1,059	150,695
Oesterreichische Post AG	6,444	183,352
OMV AG	12,517	576,324
PIERER Mobility AG(1)	3,700	214,667
Porr AG	3,440	35,490
Rhi Magnesita NV	4,792	101,858
Schoeller-Bleckmann Oilfield Equipment AG	1,500	82,514
Telekom Austria AG	61,242	355,995
UNIQA Insurance Group AG	14,300	92,676
Verbund AG	7,378	577,955
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,987	66,807
voestalpine AG	10,746	233,299
		$ 4,826,088
Belgium — 2.2%
Ackermans & van Haaren NV	6,410	$ 893,050
Ageas S.A./NV	9,300	321,949
AGFA-Gevaert NV(2)	34,606	104,625
Anheuser-Busch InBev S.A./NV	20,044	1,002,609
Care Property Invest NV(1)	4,146	67,351
Cofinimmo S.A.	1,791	148,537
Deceuninck NV	37,650	76,632
D'Ieteren Group	5,319	885,231
Econocom Group S.A./NV	65,622	178,346
Elia Group S.A./NV	7,950	1,005,137
Etablissements Franz Colruyt NV	1,550	37,361
Euronav NV	43,760	762,902
EVS Broadcast Equipment S.A.	8,119	165,936
Fagron	11,540	143,663
Gimv NV	1,766	75,397
Groupe Bruxelles Lambert NV	3,834	282,667
Intervest Offices & Warehouses NV	3,632	78,742
Security	Shares	Value
Belgium (continued)
Melexis NV	7,198	$ 495,051
Montea NV	1,519	103,613
Proximus SADP	65,274	684,315
Shurgard Self Storage S.A.	3,517	153,133
Sofina S.A.	1,080	210,599
Solvay S.A.	4,500	406,084
UCB S.A.	7,912	596,310
Umicore S.A.	18,400	606,573
VGP NV	731	55,428
Xior Student Housing NV	2,621	73,617
		$ 9,614,858
Denmark — 4.3%
Alm Brand A/S	123,800	$ 169,188
AP Moller - Maersk A/S, Class A	200	400,137
AP Moller - Maersk A/S, Class B	360	752,102
Bakkafrost P/F	10,422	521,286
Carlsberg A/S, Class B	15,939	1,876,747
Chr. Hansen Holding A/S	16,689	926,924
Coloplast A/S, Class B	4,800	535,057
DFDS A/S	7,534	228,634
DSV A/S	9,900	1,337,770
Jyske Bank A/S(2)	7,580	409,086
Matas A/S	10,900	104,324
Netcompany Group A/S(2)(4)	7,200	246,848
Novo Nordisk A/S, Class B	28,428	3,091,012
Novozymes A/S, Class B	33,700	1,768,932
Orsted A/S(4)	31,973	2,637,956
Pandora A/S	18,110	952,649
Ringkjoebing Landbobank A/S	3,660	398,071
Scandinavian Tobacco Group A/S(4)	17,900	299,837
SimCorp A/S	8,165	487,538
Spar Nord Bank A/S	18,500	223,993
Sydbank A/S	10,400	316,684
Topdanmark A/S	7,227	333,548
Tryg A/S	39,920	863,439
		$ 18,881,762
Finland — 2.2%
Elisa Oyj	20,897	$ 1,009,875
Fortum Oyj	49,106	691,132
Kemira Oyj	12,500	165,055
Kesko Oyj, Class B	42,956	835,952
Kojamo Oyj(1)	33,700	438,592
Kone Oyj, Class B	14,714	602,476
Metsa Board Oyj	21,700	163,237

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Finland (continued)
Neste Oyj	23,035	$ 1,009,588
Nokia Oyj	202,527	900,012
Nokian Renkaat Oyj	13,200	148,854
Nordea Bank Abp	104,229	995,649
Orion Oyj, Class B	22,613	1,040,610
TietoEVRY Oyj	4,494	107,133
Tokmanni Group Corp.	46,810	565,986
UPM-Kymmene Oyj	18,760	630,663
Valmet Oyj	8,331	189,474
YIT Oyj(1)	23,700	59,432
		$ 9,553,720
France — 8.8%
Air Liquide S.A.	29,463	$ 3,854,164
Alstom S.A.	7,150	147,156
Altarea SCA	1,700	226,460
Amundi S.A.(4)	8,135	383,808
Atos SE(1)(2)	8,580	83,726
AXA S.A.	59,800	1,476,754
BioMerieux	2,400	212,348
Bollore SE	70,500	352,609
Bouygues S.A.	7,300	208,277
Bureau Veritas S.A.	12,318	304,751
Carmila S.A.	12,300	172,082
Carrefour S.A.	18,800	302,594
Casino Guichard Perrachon S.A.(1)(2)	25,468	244,962
Cie Generale des Etablissements Michelin SCA	15,760	401,629
Credit Agricole S.A.	75,307	683,310
Danone S.A.	37,118	1,844,746
Dassault Aviation S.A.	2,000	297,037
Dassault Systemes SE	48,930	1,640,073
Edenred	16,250	833,075
Eiffage S.A.	3,370	304,721
Engie S.A.	176,500	2,293,327
Esker S.A.	1,000	131,209
EssilorLuxottica S.A.	5,934	938,332
Eurazeo SE	7,500	427,991
Eutelsat Communications S.A.	30,600	283,586
Gaztransport & Technigaz S.A.	1,301	151,356
Gecina S.A.	7,134	636,025
Getlink SE	15,500	245,280
Hermes International	670	867,238
ICADE	6,600	245,513
IPSOS	3,200	154,903
JCDecaux SE(2)	6,200	78,277
Klepierre S.A.	22,539	452,995
Security	Shares	Value
France (continued)
La Francaise des Jeux SAEM(4)	7,500	$ 244,414
Legrand S.A.	2,962	225,718
LVMH Moet Hennessy Louis Vuitton SE	3,170	2,000,253
Mercialys S.A.	25,100	217,348
Metropole Television S.A.	17,662	182,670
Neoen S.A.(4)	14,031	489,403
Nexity S.A.	12,400	248,375
Orange S.A.	138,000	1,314,852
Pernod Ricard S.A.(1)	5,500	965,311
Quadient S.A.	11,000	154,762
Remy Cointreau S.A.	800	122,350
Rothschild & Co.	5,492	194,767
Rubis SCA	18,900	429,206
Sanofi	32,304	2,780,011
Schneider Electric SE	6,400	809,320
SCOR SE	20,167	303,274
SEB S.A.(1)	1,980	128,901
SOITEC(2)	1,400	179,262
Solutions 30 SE(1)(2)	22,000	42,402
Sopra Steria Group SACA	1,900	251,489
Teleperformance	1,408	377,245
Thales S.A.	3,000	381,540
TotalEnergies SE	68,515	3,737,723
Ubisoft Entertainment S.A.(2)	7,800	214,000
Vinci S.A.	6,130	564,186
Vivendi SE	65,095	532,801
Voltalia S.A.(2)	12,800	243,771
Wendel SE	4,600	360,189
		$ 38,575,857
Germany — 8.7%
adidas AG	4,700	$ 458,791
AIXTRON SE	12,500	307,170
Allianz SE	8,380	1,507,599
Aurubis AG	2,000	126,201
Auto1 Group SE(2)(4)	9,800	65,910
BASF SE	38,881	1,744,615
Bayer AG	24,500	1,288,235
Bayerische Motoren Werke AG	10,260	805,327
Bayerische Motoren Werke AG, PFC Shares	3,109	229,270
Bechtle AG	6,000	207,279
Befesa S.A.(4)	1,424	49,459
Beiersdorf AG	14,396	1,381,947
Brenntag SE	4,300	260,908
Cancom SE	2,500	61,780
CompuGroup Medical SE & Co. KGaA	3,284	103,755

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Covestro AG(4)	11,500	$ 390,379
Cropenergies AG	5,200	82,872
Daimler Truck Holding AG(2)	9,600	256,057
Delivery Hero SE(2)(4)	8,967	295,094
Deutsche Bank AG	59,700	569,045
Deutsche Boerse AG	4,640	754,555
Deutsche Post AG	23,100	816,580
Deutsche Telekom AG	173,295	3,271,027
Deutsche Wohnen SE	32,030	646,051
E.ON SE	431,800	3,615,886
Evonik Industries AG	13,300	245,009
Evotec SE(2)	10,547	201,163
Fielmann AG	2,817	89,740
Freenet AG	5,700	112,040
Fresenius Medical Care AG & Co. KGaA	7,965	220,317
FUCHS PETROLUB SE	3,686	88,871
FUCHS PETROLUB SE, PFC Shares	6,200	177,562
Gea Group AG	5,400	188,754
Gerresheimer AG	4,000	229,155
Hamborner REIT AG	30,510	217,659
Hannover Rueck SE	1,100	178,996
HelloFresh SE(2)	22,200	443,759
Henkel AG & Co. KGaA, PFC Shares	25,550	1,609,613
Hugo Boss AG	3,420	157,516
Jenoptik AG	7,300	160,038
K+S AG	10,800	238,453
Knorr-Bremse AG	3,291	148,163
Merck KGaA	3,620	589,933
Muenchener Rueckversicherungs-Gesellschaft AG	3,169	836,539
Nemetschek SE	3,482	166,011
Puma SE	4,602	203,458
QIAGEN NV(2)	9,008	388,994
Rational AG	340	191,658
Rheinmetall AG	1,350	219,445
SAP SE	27,852	2,680,832
Sartorius AG, PFC Shares	1,269	447,437
Siemens AG	14,540	1,587,898
Siemens Healthineers AG(4)	8,008	366,867
Suedzucker AG	35,100	447,311
Symrise AG	7,700	785,958
TeamViewer AG(2)(4)	21,345	204,976
Telefonica Deutschland Holding AG	192,347	419,105
Uniper SE(1)	61,000	182,600
United Internet AG	7,500	140,198
Varta AG	3,100	83,076
VERBIO Vereinigte BioEnergie AG	2,600	204,810
Security	Shares	Value
Germany (continued)
Vitesco Technologies Group AG(2)	6,740	$ 360,648
Volkswagen AG	1,700	290,584
Volkswagen AG, PFC Shares	4,800	614,406
Vonovia SE	115,150	2,546,036
Zalando SE(2)(4)	8,600	198,214
		$ 38,159,594
Hong Kong — 4.3%
AIA Group, Ltd.	248,600	$ 1,883,093
Aidigong Maternal & Child Health, Ltd.(1)(2)	734,000	36,909
ASMPT, Ltd.	43,700	240,372
Bank of East Asia, Ltd. (The)	206,400	197,811
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	47,000	52,549
BOC Hong Kong Holdings, Ltd.	146,500	455,220
Budweiser Brewing Co. APAC, Ltd.(4)	590,100	1,241,997
Cafe de Coral Holdings, Ltd.	84,000	98,031
Cathay Pacific Airways, Ltd.(1)(2)	175,000	158,695
Champion REIT	349,000	104,456
China Evergrande New Energy Vehicle Group, Ltd.(2)(5)	834,500	0
China Ruyi Holdings, Ltd.(1)(2)	1,208,000	189,483
China Tobacco International HK Co., Ltd.	93,000	89,632
China Traditional Chinese Medicine Holdings Co., Ltd.	306,000	132,268
Chow Sang Sang Holdings International, Ltd.	153,000	141,105
Chow Tai Fook Jewellery Group, Ltd.	285,000	487,941
CK Asset Holdings, Ltd.	94,000	519,685
CK Hutchison Holdings, Ltd.	162,500	808,897
CLP Holdings, Ltd.	167,000	1,120,871
C-Mer Eye Care Holdings, Ltd.(2)	92,000	38,120
Fortune REIT	129,000	82,343
Fosun International, Ltd.	362,000	221,219
Galaxy Entertainment Group, Ltd.	232,000	1,059,927
Global Cord Blood Corp.(1)(2)(5)	29,600	70,747
Hang Seng Bank, Ltd.	29,100	409,663
Henderson Land Development Co., Ltd.	71,867	175,949
HK Electric Investments & HK Electric Investments, Ltd.	507,500	322,675
HKT Trust and HKT, Ltd.	784,000	886,660
Hong Kong & China Gas Co., Ltd.	1,157,502	892,167
Hysan Development Co., Ltd.	63,000	137,315
Jardine Matheson Holdings, Ltd.	14,400	663,379
Kerry Logistics Network, Ltd.	116,500	184,927
Kerry Properties, Ltd.	56,500	89,376
Link REIT	92,200	544,958
Luk Fook Holdings International, Ltd.	83,000	180,308
MGM China Holdings, Ltd.(1)(2)	166,400	66,996
Modern Dental Group, Ltd.	167,000	34,699
MTR Corp., Ltd.	110,000	484,021

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
New World Development Co., Ltd.	77,000	$ 157,502
NWS Holdings, Ltd.	295,000	209,200
Pacific Basin Shipping, Ltd.	802,000	194,167
Pacific Textiles Holdings, Ltd.	244,000	72,756
PCCW, Ltd.	1,109,000	423,695
Power Assets Holdings, Ltd.	151,000	722,014
Sands China, Ltd.(2)	307,200	537,054
Shangri-La Asia, Ltd.(2)	200,000	110,663
Sino Land Co., Ltd.	210,000	224,241
SJM Holdings, Ltd.(1)(2)	358,000	111,714
Sun Hung Kai Properties, Ltd.	56,000	601,794
Superb Summit International Group, Ltd.(1)(5)	230,000	0
Swire Properties, Ltd.	87,600	168,360
VSTECS Holdings, Ltd.	600,000	288,494
VTech Holdings, Ltd.	91,400	486,541
Yuexiu REIT(1)	255,000	43,847
		$ 18,856,506
Ireland — 2.2%
Bank of Ireland Group PLC	234,665	$ 1,689,734
CRH PLC	45,902	1,653,290
DCC PLC	8,700	482,857
Fineos Corp. Holdings PLC CDI(2)	41,347	39,729
Flutter Entertainment PLC(2)	11,853	1,565,417
Glenveagh Properties PLC(2)(4)	77,242	75,555
ICON PLC(2)	7,500	1,483,800
Irish Continental Group PLC	69,445	280,760
Irish Residential Properties REIT PLC	146,474	158,372
Kerry Group PLC, Class A	17,218	1,495,466
Kingspan Group PLC	13,022	656,526
Uniphar PLC(2)	37,081	128,320
		$ 9,709,826
Israel — 2.2%
Airport City, Ltd.(2)	10,800	$ 178,817
Amot Investments, Ltd.	23,381	141,437
AudioCodes, Ltd.	3,200	64,480
Azrieli Group, Ltd.	3,567	264,263
Bank Hapoalim B.M.	30,857	297,438
Bank Leumi Le-Israel B.M.	30,251	288,587
Bezeq The Israeli Telecommunication Corp., Ltd.	557,912	987,635
Check Point Software Technologies, Ltd.(2)	1,900	245,537
Compugen, Ltd.(1)(2)	65,000	61,867
CyberArk Software, Ltd.(2)	800	125,528
Danel Adir Yeoshua, Ltd.	1,100	127,497
Delta Galil Industries, Ltd.	2,040	92,362
Security	Shares	Value
Israel (continued)
Elbit Systems, Ltd.	1,726	$ 349,231
Electra, Ltd.	365	212,380
Energix-Renewable Energies, Ltd.	82,890	289,384
First International Bank of Israel, Ltd. (The)	2,095	90,465
Fiverr International, Ltd.(2)	3,600	111,420
Fox Wizel, Ltd.	1,500	182,864
Hilan, Ltd.	1,200	62,836
ICL Group, Ltd.	91,523	825,318
Inrom Construction Industries, Ltd.	40,400	164,893
Kenon Holdings, Ltd.	8,468	324,424
Maytronics, Ltd.	41,700	449,631
Mizrahi Tefahot Bank, Ltd.	5,560	210,177
Nano-X Imaging, Ltd.(1)(2)	7,700	109,340
Nice, Ltd.(2)	1,294	243,879
Oil Refineries, Ltd.	912,196	339,715
OPC Energy, Ltd.(2)	19,100	234,838
Paz Oil Co., Ltd.(2)	3,454	412,625
Radware, Ltd.(2)	1,700	39,134
Reit 1, Ltd.	43,316	227,274
Shapir Engineering and Industry, Ltd.	14,000	115,335
Shufersal, Ltd.	60,653	414,050
Strauss Group, Ltd.	13,500	337,737
Taro Pharmaceutical Industries, Ltd.(2)	2,100	62,853
Teva Pharmaceutical Industries, Ltd. ADR(2)	76,000	677,920
Tower Semiconductor, Ltd.(2)	4,400	188,038
Victory Supermarket Chain, Ltd.(2)	10,200	129,443
		$ 9,680,652
Italy — 4.4%
Assicurazioni Generali SpA	32,700	$ 490,732
Atlantia SpA	27,424	611,761
Banco BPM SpA(1)	78,600	237,806
Bio-On SpA(1)(2)(5)	12,900	0
BPER Banca SpA	32,400	59,950
Brunello Cucinelli SpA	6,234	361,359
Buzzi Unicem SpA	7,400	122,816
Cementir Holding NV	48,418	281,811
Davide Campari-Milano NV	127,434	1,144,398
De'Longhi SpA(1)	10,450	180,302
DiaSorin SpA(1)	7,620	996,206
Digital Bros SpA(1)	8,900	209,732
Enav SpA(4)	46,000	177,884
Enel SpA	284,188	1,269,566
Eni SpA	162,631	2,135,950
Ferrari NV	4,900	965,978
Fila SpA	5,500	37,496

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Fincantieri SpA(1)(2)	128,000	$ 65,078
FinecoBank Banca Fineco SpA	24,111	324,910
GVS SpA(2)(4)	23,883	122,531
Hera SpA(1)	46,677	111,216
Infrastrutture Wireless Italiane SpA(4)	82,478	727,964
Interpump Group SpA	11,400	441,356
Intesa Sanpaolo SpA	443,173	844,921
Iren SpA	42,400	63,010
Italgas SpA	24,300	125,200
Juventus Football Club SpA(1)(2)	771,785	210,713
MFE-MediaForEurope NV, Class B(1)	257,715	128,714
Moncler SpA	7,800	336,525
Nexi SpA(2)(4)	11,200	96,829
Poste Italiane SpA(4)	16,700	145,528
Prada SpA	62,700	285,652
Prysmian SpA	19,300	628,178
RAI Way SpA(4)	46,700	223,716
Recordati Industria Chimica e Farmaceutica SpA	30,447	1,143,939
Reply SpA	4,480	487,305
Salvatore Ferragamo SpA(1)	11,072	162,748
Saras SpA(2)	254,500	307,589
Snam SpA	48,800	216,990
STMicroelectronics NV(1)	53,500	1,663,656
Technogym SpA(4)	16,800	115,500
Terna - Rete Elettrica Nazionale	52,300	346,836
Tinexta SpA	5,327	107,241
Unipol Gruppo SpA	33,400	143,748
UnipolSai Assicurazioni SpA(1)	64,182	144,716
Webuild SpA(1)	166,800	226,979
		$ 19,233,035
Japan — 13.0%
Advance Residence Investment Corp.	88	$ 204,878
Aeon Co., Ltd.	19,900	371,147
AGC, Inc.	4,800	150,408
Air Water, Inc.	12,300	137,327
Ajinomoto Co., Inc.	13,400	368,543
Alfresa Holdings Corp.	13,900	160,029
Asahi Intecc Co., Ltd.	8,800	149,909
Astellas Pharma, Inc.	45,900	633,337
Azbil Corp.	3,900	105,985
Bandai Namco Holdings, Inc.	4,200	277,632
Bank of Kyoto, Ltd. (The)	4,500	162,161
Bridgestone Corp.	8,600	311,031
Brother Industries, Ltd.	7,500	127,769
Calbee, Inc.	7,600	152,661
Security	Shares	Value
Japan (continued)
Canon, Inc.	14,100	$ 298,884
Capcom Co., Ltd.	13,200	367,157
Casio Computer Co., Ltd.	15,400	133,853
Central Japan Railway Co.	1,700	196,820
Chiba Bank, Ltd. (The)	41,300	226,288
Chubu Electric Power Co., Inc.	62,200	506,303
Chugai Pharmaceutical Co., Ltd.	17,600	407,825
Chugoku Electric Power Co., Inc. (The)	36,100	169,366
Concordia Financial Group, Ltd.	70,500	215,111
Cosmos Pharmaceutical Corp.	1,900	183,758
CyberAgent, Inc.	26,800	220,167
Dai Nippon Printing Co., Ltd.	5,700	114,175
Daicel Corp.	19,800	112,975
Daido Steel Co., Ltd.	4,700	121,857
Daifuku Co., Ltd.	2,700	123,592
Daiichi Sankyo Co., Ltd.	32,500	1,040,350
Daikin Industries, Ltd.	2,300	344,511
Daito Trust Construction Co., Ltd.	3,600	356,486
Daiwa House Industry Co., Ltd.	22,600	455,330
Daiwa House REIT Investment Corp.	141	284,580
Daiwa Office Investment Corp.	35	165,349
Daiwa Securities Group, Inc.	73,100	285,212
DeNA Co., Ltd.	17,400	226,939
Denka Co., Ltd.	7,700	178,379
DIC Corp.	5,600	94,026
Disco Corp.	800	191,344
East Japan Railway Co.(1)	4,400	234,456
ENEOS Holdings, Inc.	262,200	864,907
Ezaki Glico Co., Ltd.	6,000	134,988
Fast Retailing Co., Ltd.(1)	900	501,427
Frontier Real Estate Investment Corp.	19	67,079
FUJIFILM Holdings Corp.	7,400	338,549
Fujitsu, Ltd.	2,400	276,140
Fukuoka Financial Group, Inc.	12,200	207,590
GLP J-REIT	270	280,012
GMO Payment Gateway, Inc.	2,100	151,002
Hakuhodo DY Holdings, Inc.	21,800	183,681
Hamamatsu Photonics K.K.	3,600	162,869
Hankyu Hanshin Holdings, Inc.	4,400	130,683
Hikari Tsushin, Inc.	1,400	169,112
Hirose Electric Co., Ltd.	1,040	134,910
Hisamitsu Pharmaceutical Co., Inc.	4,700	115,957
House Foods Group, Inc.	7,700	144,008
Hoya Corp.	9,400	873,837
Hulic Co., Ltd.	29,000	210,666
Ibiden Co., Ltd.	3,900	131,459

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Idemitsu Kosan Co., Ltd.	31,000	$ 678,287
Industrial & Infrastructure Fund Investment Corp.	174	183,769
Ito En, Ltd.(1)	3,200	112,705
ITOCHU Corp.	10,800	279,121
Iwatani Corp.	8,200	301,936
Japan Exchange Group, Inc.	19,100	251,008
Japan Logistics Fund, Inc.	71	152,116
Japan Post Bank Co., Ltd.	10,000	66,631
Japan Post Holdings Co., Ltd.	25,800	173,494
Japan Real Estate Investment Corp.	45	188,563
Japan Tobacco, Inc.	25,500	427,059
JSR Corp.	10,200	193,810
Kajima Corp.	10,500	98,838
Kakaku.com, Inc.	14,000	236,782
Kaneka Corp.	6,400	158,702
Kansai Paint Co., Ltd.	14,300	186,603
Kao Corp.	9,900	369,784
KDDI Corp.	43,400	1,282,773
Keikyu Corp.	13,700	140,632
Keio Corp.(1)	2,200	77,133
Keisei Electric Railway Co., Ltd.(1)	2,300	61,047
Kenedix Office Investment Corp.(1)	90	205,020
Kewpie Corp.	9,800	154,716
Keyence Corp.	2,600	980,369
Kintetsu Group Holdings Co., Ltd.(1)	2,200	74,349
Kirin Holdings Co., Ltd.	17,700	260,189
Kobayashi Pharmaceutical Co., Ltd.(1)	3,300	175,120
Kobe Bussan Co., Ltd.(1)	3,700	80,255
Kubota Corp.	14,300	199,479
Kuraray Co., Ltd.	19,500	134,092
Kyocera Corp.	6,300	305,086
Kyowa Kirin Co., Ltd.	9,500	223,741
Kyushu Electric Power Co., Inc.	55,000	272,309
LaSalle Logiport REIT	165	176,106
Lasertec Corp.	2,000	281,022
Lawson, Inc.	4,600	146,956
Lion Corp.	17,300	174,846
Makita Corp.(1)	4,000	73,094
Marubeni Corp.	14,600	127,807
Marui Group Co., Ltd.	14,700	240,498
Maruichi Steel Tube, Ltd.	9,300	175,544
MatsukiyoCocokara & Co.	7,300	265,783
Medipal Holdings Corp.	12,500	154,976
MEIJI Holdings Co., Ltd.	5,300	218,090
MISUMI Group, Inc.	3,200	68,158
Mitsubishi Chemical Group Corp.	50,700	229,030
Security	Shares	Value
Japan (continued)
Mitsubishi Corp.	10,700	$ 289,851
Mitsubishi Electric Corp.	27,500	241,962
Mitsubishi Estate Co., Ltd.	46,600	586,009
Mitsubishi Gas Chemical Co., Inc.	14,200	180,442
Mitsubishi Heavy Industries, Ltd.	4,700	161,887
Mitsubishi Materials Corp.	12,200	159,460
Mitsubishi UFJ Financial Group, Inc.(6)	238,100	1,124,748
Mitsui & Co., Ltd.	13,100	289,892
Mitsui Chemicals, Inc.	10,600	196,195
Mitsui Fudosan Co., Ltd.	33,800	647,215
Mitsui Fudosan Logistics Park, Inc.	42	139,350
Mizuho Financial Group, Inc.	48,380	523,252
MS&AD Insurance Group Holdings, Inc.	9,300	246,275
Murata Manufacturing Co., Ltd.	8,700	411,853
NEC Corp.	6,600	218,466
Nexon Co., Ltd.	20,900	349,745
Nichirei Corp.	7,300	113,533
Nidec Corp.	4,200	230,933
Nihon Kohden Corp.	9,200	206,008
Nihon M&A Center Holdings, Inc.	8,600	97,041
Nintendo Co., Ltd.	26,600	1,079,936
Nippon Accommodations Fund, Inc.	49	208,657
Nippon Building Fund, Inc.	54	240,043
Nippon Express Holdings, Inc.	2,500	125,620
Nippon Gas Co., Ltd.	11,100	161,250
Nippon Kayaku Co., Ltd.	17,700	140,593
Nippon Paint Holdings Co., Ltd.(1)	29,500	188,004
Nippon Paper Industries Co., Ltd.	10,000	58,216
Nippon Prologis REIT, Inc.	135	283,269
Nippon Shinyaku Co., Ltd.	4,300	238,075
Nippon Shokubai Co., Ltd.	3,500	125,548
Nippon Telegraph & Telephone Corp.	26,100	719,856
Nissan Motor Co., Ltd.	58,500	186,457
Nissin Foods Holdings Co., Ltd.	2,200	142,404
Nitori Holdings Co., Ltd.(1)	2,200	199,357
Nitto Denko Corp.	6,600	347,726
NOF Corp.	4,300	147,905
Nomura Research Institute, Ltd.	6,700	148,272
NTT Data Corp.	10,500	152,080
Obic Co., Ltd.	1,700	255,107
Odakyu Electric Railway Co., Ltd.(1)	5,100	60,629
Oji Holdings Corp.	48,300	167,443
Omron Corp.	4,700	219,200
Ono Pharmaceutical Co., Ltd.	19,100	449,491
Oracle Corp. Japan	1,900	101,216
Oriental Land Co., Ltd.	2,600	348,212

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Osaka Gas Co., Ltd.	25,700	$ 380,558
Otsuka Corp.	4,400	138,565
Otsuka Holdings Co., Ltd.	16,800	538,516
Pan Pacific International Holdings Corp.	14,900	244,520
PeptiDream, Inc.(2)	5,800	63,454
Pigeon Corp.	8,000	104,792
Rakuten Group, Inc.(1)	18,600	83,037
Relo Group, Inc.	3,900	54,968
Resona Holdings, Inc.	44,400	167,341
Ricoh Co., Ltd.	25,600	187,591
Rinnai Corp.	1,700	115,711
ROHM Co., Ltd.	1,600	112,423
Rohto Pharmaceutical Co., Ltd.	2,800	87,103
Ryohin Keikaku Co., Ltd.(1)	9,000	84,690
Santen Pharmaceutical Co., Ltd.	16,700	114,278
Sawai Group Holdings Co., Ltd.	3,400	98,142
SECOM Co., Ltd.	2,000	113,941
Sekisui House Reit, Inc.(1)	380	204,762
Sekisui House, Ltd.	16,000	265,645
Seven Bank, Ltd.	101,900	183,807
SG Holdings Co., Ltd.	11,400	151,062
Shikoku Electric Power Co., Inc.	45,400	218,413
Shimadzu Corp.	7,900	208,109
Shimano, Inc.	1,800	278,538
Shimizu Corp.	15,300	76,347
Shin-Etsu Chemical Co., Ltd.	10,700	1,112,050
Shizuoka Financial Group, Inc.	47,100	297,428
Showa Denko K.K.(1)	12,600	183,942
SMC Corp.	500	200,701
SoftBank Corp.	51,900	511,962
Sony Group Corp.	11,800	795,729
Square Enix Holdings Co., Ltd.	7,100	316,816
Sumitomo Corp.	15,000	190,706
Sumitomo Mitsui Financial Group, Inc.	25,800	724,504
Sumitomo Mitsui Trust Holdings, Inc.	7,200	207,137
Sumitomo Realty & Development Co., Ltd.	21,300	488,492
Suntory Beverage & Food, Ltd.	6,700	224,160
Suzuken Co., Ltd.	5,100	113,545
Sysmex Corp.	4,900	263,737
Taisei Corp.	4,500	122,583
Taisho Pharmaceutical Holdings Co., Ltd.	4,000	144,272
Taiyo Yuden Co., Ltd.	3,600	97,961
TEIJIN, Ltd.	12,200	110,764
TIS, Inc.	4,100	110,543
Tobu Railway Co., Ltd.(1)	3,200	74,024
Toho Co., Ltd.	9,300	330,694
Security	Shares	Value
Japan (continued)
Toho Gas Co., Ltd.	10,100	$ 188,181
Tohoku Electric Power Co., Inc.	55,600	233,543
Tokai Carbon Co., Ltd.	18,400	120,077
Tokio Marine Holdings, Inc.	39,600	716,964
Tokyo Gas Co., Ltd.	33,700	602,269
Tokyo Ohka Kogyo Co., Ltd.	4,000	172,447
Tokyu Corp.(1)	9,800	112,999
Toppan, Inc.	7,900	117,822
Toshiba Corp.	3,500	121,455
Tosoh Corp.	20,400	221,941
TOTO, Ltd.	3,200	91,273
Toyo Suisan Kaisha, Ltd.	4,500	168,827
Toyota Industries Corp.	2,100	108,182
Toyota Motor Corp.	116,200	1,612,228
Trend Micro, Inc.	3,900	196,652
Tsuruha Holdings, Inc.	2,400	139,429
Unicharm Corp.	9,200	279,601
USS Co., Ltd.	8,100	122,219
Welcia Holdings Co., Ltd.	8,400	175,572
West Japan Railway Co.	4,300	170,480
Yakult Honsha Co., Ltd.	3,300	182,816
Yamaguchi Financial Group, Inc.	32,200	169,574
Yamato Holdings Co., Ltd.	6,600	97,741
Yamazaki Baking Co., Ltd.	15,300	155,897
Z Holdings Corp.	120,000	309,691
Zeon Corp.	17,700	149,198
ZOZO, Inc.	8,300	176,111
		$ 57,384,149
Netherlands — 4.2%
ABN AMRO Bank NV(4)	39,700	$ 390,276
Aegon NV	114,300	529,113
ASML Holding NV	5,928	2,780,745
ASR Nederland NV	9,400	413,909
Corbion NV	20,000	532,583
Euronext NV(1)(4)	7,000	444,282
Flow Traders NV(4)	7,300	175,648
IMCD NV(1)	2,576	334,093
JDE Peet's NV	28,560	817,533
Just Eat Takeaway.com NV(2)(4)	2,700	46,332
Koninklijke Ahold Delhaize NV(1)	69,572	1,940,242
Koninklijke DSM NV	13,608	1,600,714
Koninklijke KPN NV	545,350	1,525,402
Koninklijke Philips NV	77,457	982,533
Koninklijke Vopak NV	13,000	265,616
NN Group NV	15,250	645,722

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
NSI NV	5,968	$ 142,694
PostNL NV(1)	71,792	112,404
Prosus NV	29,973	1,296,083
SBM Offshore NV	42,517	575,400
Signify NV(4)	11,700	324,150
Universal Music Group NV(1)	57,500	1,129,038
Van Lanschot Kempen NV	2,900	62,587
Vastned Retail NV	7,610	154,524
Wolters Kluwer NV	14,095	1,497,714
		$ 18,719,337
New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(1)(2)	156,164	$ 526,096
Argosy Property, Ltd.	144,849	99,846
Auckland International Airport, Ltd.(2)	95,752	428,052
Contact Energy, Ltd.	42,066	184,519
Fisher & Paykel Healthcare Corp., Ltd.	51,451	584,742
Fletcher Building, Ltd.	68,021	203,106
Genesis Energy, Ltd.	38,800	63,804
Goodman Property Trust	193,400	232,574
Heartland Group Holdings, Ltd.(1)	183,499	182,280
Infratil, Ltd.	32,081	162,900
KMD Brands, Ltd.	208,980	131,197
Mercury NZ, Ltd.	39,400	133,223
Pacific Edge, Ltd.(2)	114,000	28,481
Precinct Properties New Zealand, Ltd.	265,100	190,185
Pushpay Holdings, Ltd.(2)	115,268	83,612
SKYCITY Entertainment Group, Ltd.(2)	282,739	476,684
Spark New Zealand, Ltd.	210,931	627,891
Vulcan Steel, Ltd.(1)	20,400	97,891
Xero, Ltd.(2)	9,014	447,623
		$ 4,884,706
Norway — 2.2%
ArcticZymes Technologies ASA(1)(2)	12,002	$ 77,327
Atea ASA	48,489	539,562
Autostore Holdings, Ltd.(1)(2)(4)	51,765	97,831
Bergenbio ASA(1)(2)	43,369	30,666
Borregaard ASA	27,054	363,749
Crayon Group Holding ASA(1)(2)(4)	3,863	32,027
DHT Holdings, Inc.	13,700	122,067
DNB Bank ASA	43,751	773,818
Elmera Group ASA(4)	31,479	51,487
Entra ASA(4)	34,883	317,958
Equinor ASA	24,689	899,512
Europris ASA(4)	60,674	361,263
Security	Shares	Value
Norway (continued)
Frontline, Ltd.(1)	20,000	$ 249,945
Gjensidige Forsikring ASA	16,200	296,115
Golden Ocean Group, Ltd.(2)	2,700	22,491
Kongsberg Gruppen ASA	13,520	484,833
Mowi ASA	36,150	539,567
Nordic Semiconductor ASA(2)	34,208	482,925
Opera, Ltd. ADR(2)	61,800	294,786
Orkla ASA	75,100	506,561
Scatec ASA(4)	24,917	176,503
Schibsted ASA, Class B	26,934	400,432
SFL Corp, Ltd.	9,700	98,940
SpareBank 1 SMN	14,400	155,437
Telenor ASA	86,591	786,927
TOMRA Systems ASA	23,400	377,947
Var Energi ASA	12,354	41,991
Veidekke ASA	20,997	174,643
Yara International ASA	20,206	901,822
		$ 9,659,132
Portugal — 1.1%
Banco Comercial Portugues S.A.	4,225,553	$ 602,035
Corticeira Amorim SGPS S.A.	27,338	264,166
CTT-Correios de Portugal S.A.(1)	97,056	299,584
EDP-Energias de Portugal S.A.	190,495	832,332
Galp Energia SGPS S.A., Class B(1)	78,429	796,297
Jeronimo Martins SGPS S.A.	43,921	908,858
Navigator Co. S.A. (The)	156,508	596,272
NOS SGPS S.A.	119,548	468,243
REN - Redes Energeticas Nacionais SGPS S.A.	29,300	75,835
		$ 4,843,622
Singapore — 2.2%
AEM Holdings, Ltd.(1)	49,600	$ 112,482
BW LPG, Ltd.(4)	9,091	73,553
CapitaLand Ascendas REIT	109,000	201,671
CapitaLand China Trust REIT	113,100	77,497
CapitaLand Investment, Ltd.(1)	86,400	183,742
China Aviation Oil Singapore Corp, Ltd.	96,100	45,145
City Developments, Ltd.	26,300	141,799
ComfortDelGro Corp., Ltd.	231,600	207,905
Flex, Ltd.(2)	50,900	996,622
Genting Singapore, Ltd.	921,500	524,031
Haw Par Corp, Ltd.	10,800	72,101
Keppel Corp., Ltd.	76,300	375,550
Keppel DC REIT	35,456	44,066
Keppel Infrastructure Trust	497,885	186,308

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
Keppel REIT	110,000	$ 69,544
Manulife US REIT	113,000	41,262
Mapletree Industrial Trust	71,610	111,348
Mapletree Logistics Trust(1)	80,800	86,720
Mapletree Pan Asia Commercial Trust	83,109	93,266
Nanofilm Technologies International, Ltd.(1)	31,300	38,510
Oversea-Chinese Banking Corp., Ltd.	88,900	763,125
Parkway Life REIT	33,400	94,343
Raffles Medical Group, Ltd.	150,700	141,591
Sea, Ltd. ADR(2)	7,900	392,472
Sembcorp Industries, Ltd.	141,300	290,464
Sheng Siong Group, Ltd.	269,200	296,908
Singapore Airlines, Ltd.(1)(2)	107,300	398,008
Singapore Exchange, Ltd.(1)	40,400	240,244
Singapore Post, Ltd.	292,300	111,616
Singapore Technologies Engineering, Ltd.	121,200	282,558
Singapore Telecommunications, Ltd.(3)	311,400	548,296
Singapore Telecommunications, Ltd.(3)	84,700	149,570
Suntec Real Estate Investment Trust	89,800	81,898
UMS Holdings, Ltd.	140,625	88,943
United Overseas Bank, Ltd.	29,100	570,907
UOL Group, Ltd.	19,600	85,609
Venture Corp., Ltd.	27,200	306,091
Wilmar International, Ltd.	411,200	1,126,504
		$ 9,652,269
Spain — 4.4%
Acerinox S.A.	74,810	$ 655,638
Aena SME S.A.(2)(4)	6,571	772,299
Almirall S.A.	39,433	367,416
Amadeus IT Group S.A.(2)	38,320	1,998,590
Banco de Sabadell S.A.	345,100	271,526
Banco Santander S.A.(1)	341,173	884,824
Bankinter S.A.	35,852	216,867
CaixaBank S.A.	135,566	449,543
Cellnex Telecom S.A.(4)	58,584	1,917,468
Cia de Distribucion Integral Logista Holdings S.A.	20,197	417,704
Ebro Foods S.A.	26,000	405,422
Enagas S.A.	18,800	305,197
Ferrovial S.A.	13,400	327,474
Fluidra S.A.(1)	17,023	231,187
Global Dominion Access S.A.(4)	31,250	114,683
Grifols S.A.(1)(2)	101,500	863,519
Iberdrola S.A.	150,719	1,532,703
Indra Sistemas S.A.	10,400	93,014
Industria de Diseno Textil S.A.(1)	88,375	2,005,953
Security	Shares	Value
Spain (continued)
Laboratorios Farmaceuticos Rovi S.A.	11,900	$ 541,238
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	94,840	88,887
Mapfre S.A.(1)	148,417	254,563
Merlin Properties Socimi S.A.	135,000	1,144,337
Neinor Homes S.A.(4)	10,000	79,947
Red Electrica Corp. S.A.	20,678	334,481
Repsol S.A.	157,466	2,142,241
Siemens Gamesa Renewable Energy S.A.(2)	25,400	450,308
Telefonica S.A.	23,741	81,840
Viscofan S.A.	5,805	345,670
		$ 19,294,539
Sweden — 4.3%
AcadeMedia AB(4)	24,400	$ 104,423
Alfa Laval AB	6,950	171,076
Arjo AB, Class B	29,560	117,914
Assa Abloy AB, Class B	16,810	339,429
Atlas Copco AB, Class A(1)	30,400	324,467
Atlas Copco AB, Class B	18,000	174,081
Atrium Ljungberg AB, Class B	7,700	102,981
Attendo AB(2)(4)	51,800	106,934
Axfood AB	29,387	727,581
Betsson AB, Class B	23,476	170,723
BHG Group AB(1)(2)	25,600	42,900
BICO Group AB(1)(2)	37,805	144,959
Bilia AB, Class A	7,790	82,513
Billerud AB	45,811	591,406
BioGaia AB, Class B	21,245	168,357
Boozt AB(1)(2)(4)	9,100	66,364
Camurus AB(2)	3,700	85,846
Castellum AB(1)	29,234	334,264
Catena AB	3,800	129,059
Cibus Nordic Real Estate AB	7,400	101,079
Clas Ohlson AB, Class B	10,600	70,788
Dios Fastigheter AB	19,400	127,395
Dustin Group AB(4)	10,600	44,105
Electrolux AB, Class B(1)	16,000	197,395
Elekta AB, Class B	42,160	214,290
Embracer Group AB(1)(2)	41,890	201,522
Epiroc AB, Class A	7,626	116,742
Epiroc AB, Class B	11,200	150,384
Essity AB, Class B	70,835	1,496,627
Evolution AB(4)	9,898	923,312
Fabege AB	29,218	212,122
Fingerprint Cards AB, Class B(1)(2)	205,863	97,373

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Getinge AB, Class B	22,900	$ 464,709
Hansa Biopharma AB(2)	12,250	58,647
HMS Networks AB	2,700	69,467
Holmen AB, Class B	20,516	744,534
Hufvudstaden AB, Class A	16,200	193,052
Husqvarna AB, Class B	11,370	67,505
Industrivarden AB, Class A	8,280	187,525
Industrivarden AB, Class C	6,400	143,715
Indutrade AB	9,447	165,398
Investor AB, Class A	17,770	302,174
Investor AB, Class B	43,860	715,822
JM AB	7,000	105,398
MIPS AB(1)	2,200	71,153
Mycronic AB(1)	26,942	422,829
Oatly Group AB ADR(1)(2)	40,700	89,540
Orron Energy AB	29,152	60,475
Paradox Interactive AB	8,600	148,541
Saab AB, Class B	4,437	156,777
Sagax AB, Class B	17,833	328,615
Samhallsbyggnadsbolaget i Norden AB(1)	42,000	69,058
Sandvik AB(1)	11,780	184,083
Securitas AB, Class B	12,200	99,684
Skanska AB, Class B	9,000	139,962
SkiStar AB	4,900	46,889
Spotify Technology S.A.(2)	9,100	733,278
Stillfront Group AB(2)	27,900	54,303
Svenska Cellulosa AB SCA, Class B	67,464	795,926
Svenska Handelsbanken AB, Class A	61,100	567,682
Swedbank AB, Class A	22,300	332,449
Swedish Orphan Biovitrum AB(2)	22,039	405,945
Tele2 AB, Class B	46,720	382,918
Telefonaktiebolaget LM Ericsson, Class B	180,300	1,002,350
Telia Co. AB(1)	130,400	345,529
Tethys Oil AB	12,500	77,154
Thule Group AB(4)	6,300	124,114
Truecaller AB, Class B(1)(2)	69,800	255,479
Vitec Software Group AB, Class B	3,000	110,079
Vitrolife AB	8,300	134,144
Volvo AB, Class B	17,650	288,876
Volvo Car AB, Class B(2)	32,400	137,508
Wallenstam AB, Class B(1)	49,600	174,993
Wihlborgs Fastigheter AB	37,800	247,636
		$ 19,144,326
Switzerland — 8.6%
Allreal Holding AG	2,788	$ 399,371
Security	Shares	Value
Switzerland (continued)
ALSO Holding AG	802	$ 126,048
Baloise Holding AG	2,338	319,423
Banque Cantonale Vaudoise(1)	708	63,009
Belimo Holding AG	401	163,330
BKW AG	1,702	198,560
Bossard Holding AG, Class A	825	163,795
Bucher Industries AG	637	214,774
Bystronic AG	167	95,924
Cembra Money Bank AG	3,380	245,115
Cie Financiere Richemont S.A.(2)	41,759	4,081,254
Daetwyler Holding AG, Bearer Shares	493	87,495
DKSH Holding AG	3,161	228,036
Dottikon Es Holding AG(2)	1,055	244,775
EMS-Chemie Holding AG	577	362,812
Flughafen Zurich AG(2)	2,030	314,926
Forbo Holding AG	151	182,789
Galenica AG(4)	2,594	186,374
Geberit AG(2)	1,804	801,945
Givaudan S.A.(2)	553	1,651,777
Gurit Holding AG(1)	2,480	229,139
Helvetia Holding AG	2,514	249,646
Huber+Suhner AG	3,060	272,559
Idorsia, Ltd.(1)(2)	20,736	321,037
Inficon Holding AG	428	340,309
Intershop Holding AG	234	142,319
Komax Holding AG	695	163,114
Kuehne & Nagel International AG(1)	2,860	608,797
Landis+Gyr Group AG	3,124	180,027
LEM Holding S.A.	128	213,114
Logitech International S.A.	21,760	1,082,166
Mobimo Holding AG	1,337	311,866
Nestle S.A.	50,705	5,519,686
Novartis AG	29,267	2,367,428
Roche Holding AG PC(2)	7,834	2,599,307
Roche Holding AG, Bearer Shares	271	109,996
Schindler Holding AG	1,944	306,025
Schindler Holding AG PC	2,895	472,076
Schweiter Technologies AG	220	147,388
Sensirion Holding AG(2)(4)	2,300	209,259
SFS Group AG	1,848	167,112
SGS S.A.(2)	348	767,170
SIG Group AG	40,416	776,920
Sika AG	9,105	2,052,957
Stadler Rail AG(1)	9,144	269,068
Swatch Group AG (The)	6,030	251,926
Swatch Group AG (The), Bearer Shares	2,437	547,617

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Swiss Life Holding AG	1,125	$ 544,750
Swiss Prime Site AG	10,738	866,481
Swiss Re AG	8,196	608,838
Swisscom AG(2)	2,819	1,391,991
u-blox Holding AG	1,652	169,139
UBS Group AG	98,401	1,560,064
Valiant Holding AG	2,200	215,484
Zehnder Group AG	2,230	120,093
Zurich Insurance Group AG(2)	3,903	1,663,357
		$ 37,949,757
United Kingdom — 8.8%
3i Group PLC	11,056	$ 147,248
abrdn PLC	48,718	88,773
Admiral Group PLC	5,900	136,441
Antofagasta PLC	15,200	204,826
Assura PLC	231,800	148,517
AstraZeneca PLC	26,370	3,094,048
Auto Trader Group PLC(4)	65,800	393,864
Aviva PLC	61,042	292,796
B&M European Value Retail S.A.	40,600	150,041
BAE Systems PLC	46,033	430,573
Bellway PLC	5,400	114,843
Berkeley Group Holdings PLC	4,063	161,656
Big Yellow Group PLC	13,089	168,423
BP PLC	220,700	1,221,045
British American Tobacco PLC	26,500	1,046,576
BT Group PLC	428,500	638,564
Bunzl PLC	6,100	198,771
Burberry Group PLC	13,190	274,841
Cazoo Group, Ltd.(2)	13,798	4,415
Centamin PLC	159,300	161,943
Civitas Social Housing PLC	80,000	54,695
Compass Group PLC	48,700	1,025,710
Countryside Partnerships PLC(2)(4)	32,015	77,997
Croda International PLC	5,987	463,810
Darktrace PLC(1)(2)	28,400	116,247
Derwent London PLC	8,000	197,994
Diploma PLC	3,800	108,083
Direct Line Insurance Group PLC	42,288	97,704
Domino's Pizza Group PLC	39,048	100,989
DS Smith PLC	55,300	184,421
Endava PLC ADR(2)	3,000	228,720
Essentra PLC	29,000	74,659
Experian PLC	11,138	355,138
Ferguson PLC	3,745	408,425
Security	Shares	Value
United Kingdom (continued)
Fresnillo PLC	32,200	$ 269,209
Games Workshop Group PLC	1,807	132,641
Grainger PLC	69,506	180,722
Great Portland Estates PLC	23,683	139,606
Greggs PLC	7,435	172,354
Halma PLC	30,280	734,268
Hikma Pharmaceuticals PLC	40,830	586,124
Hill & Smith Holdings PLC	9,718	109,852
Hiscox, Ltd.	11,000	113,319
HomeServe PLC	10,900	148,355
Howden Joinery Group PLC	23,000	135,484
HSBC Holdings PLC	199,600	1,024,357
IG Group Holdings PLC	14,640	133,535
IMI PLC	6,650	93,678
Imperial Brands PLC	17,600	428,720
Inchcape PLC	19,600	167,206
InterContinental Hotels Group PLC	5,400	290,146
Intertek Group PLC	4,100	171,761
J Sainsbury PLC	46,200	102,984
Johnson Matthey PLC	9,700	215,317
Kingfisher PLC	47,900	120,345
Land Securities Group PLC	51,600	337,406
Lloyds Banking Group PLC	889,520	427,207
London Stock Exchange Group PLC	4,413	382,528
LondonMetric Property PLC	90,700	194,499
LXi REIT PLC	62,400	87,110
Manchester United PLC, Class A	9,700	126,682
Marks & Spencer Group PLC(2)	83,100	100,640
Marshalls PLC	23,600	68,287
Micro Focus International PLC ADR(1)	50,400	298,368
Mondi PLC	19,940	334,563
Moneysupermarket.com Group PLC	34,300	72,150
National Grid PLC	152,616	1,662,769
NatWest Group PLC	88,311	237,848
NCC Group PLC	72,058	164,790
Next PLC	3,900	220,271
Noble Corp. PLC(2)	6,938	246,605
Nomad Foods, Ltd.(2)	11,900	183,260
Ocado Group PLC(2)	12,900	69,935
Pearson PLC	43,914	485,386
Pennon Group PLC	32,533	312,632
Persimmon PLC	9,800	146,646
Phoenix Group Holdings PLC	17,800	110,787
Primary Health Properties PLC	121,769	155,145
Reckitt Benckiser Group PLC	9,000	597,276
RELX PLC	26,380	708,580

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Rentokil Initial PLC	39,000	$ 243,364
Rightmove PLC	66,300	373,348
Rio Tinto PLC	23,900	1,249,053
Rotork PLC	45,595	133,642
RS Group PLC	10,009	110,133
Safestore Holdings PLC	19,133	198,225
Sage Group PLC (The)	69,800	581,764
Segro PLC	63,853	574,677
Serco Group PLC	78,000	145,882
Severn Trent PLC	18,700	536,685
Shaftesbury PLC(1)	30,747	129,122
Shell PLC	84,770	2,348,263
Sirius Real Estate, Ltd.	111,884	90,518
Softcat PLC	18,500	237,696
Spectris PLC	13,500	467,896
Spirax-Sarco Engineering PLC	1,720	211,962
Spirent Communications PLC	89,600	265,968
Ssp Group PLC(2)	30,000	69,757
St. James's Place PLC	9,400	114,789
Standard Chartered PLC	38,500	230,027
Supermarket Income Reit PLC(1)	90,300	106,158
Taylor Wimpey PLC	90,000	96,762
Telecom Plus PLC	16,000	388,962
Tritax Big Box REIT PLC	152,000	244,407
UK Commercial Property REIT, Ltd.	77,300	54,128
Unilever PLC	24,121	1,096,404
United Utilities Group PLC	65,000	700,452
Victrex PLC	6,800	129,151
Vistry Group PLC	14,949	103,439
Vodafone Group PLC	1,150,800	1,343,446
Wise PLC, Class A(2)	33,600	255,924
		$ 38,606,153
Total Common Stocks (identified cost $480,849,039)		$436,052,418

Warrants(2) — 0.0%
Security	Shares	Value
Webuild SpA, Exp. 8/2/30(1)(5)	15,093	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.7%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(7)	1,812,594	$ 1,812,594
Total Affiliated Fund (identified cost $1,812,594)		$ 1,812,594

Securities Lending Collateral — 2.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.12%(8)	10,189,252	$ 10,189,252
Total Securities Lending Collateral (identified cost $10,189,252)		$ 10,189,252
Total Short-Term Investments (identified cost $12,001,846)		$ 12,001,846

Total Investments — 101.8% (identified cost $492,850,885)	$448,054,264
Other Assets, Less Liabilities — (1.8)%	$ (7,932,889)
Net Assets — 100.0%	$440,121,375
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at October 31, 2022. The aggregate market value of securities on loan at October 31, 2022 was $27,333,088 and the total market value of the collateral received by the Fund was $29,235,474, comprised of cash of $10,189,252 and U.S. government and/or agencies securities of $19,046,222.
(2)	Non-income producing security.
(3)	Securities are traded on separate exchanges for the same entity.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $16,723,480 or 3.8% of the Fund's net assets.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.5%	$50,747,962
Industrials	11.3	49,476,594
Consumer Staples	10.2	44,855,301
Consumer Discretionary	9.9	43,328,713
Health Care	9.7	42,743,287
Materials	9.2	40,539,647
Information Technology	9.1	40,002,380
Communication Services	8.5	37,494,316
Utilities	7.1	31,261,265
Real Estate	7.0	30,942,805
Energy	5.6	24,660,148
Short-Term Investments	2.7	12,001,846
Total Investments	101.8%	$448,054,264
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at October 31, 2022.
Investments in Affiliated Issuers and Funds
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At October 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $2,937,342, which represents 0.7% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended October 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,968,704	$ —	$(519,753)	$(9,675)	$(314,528)	$1,124,748	$49,218	238,100
Short-Term Investments
Calvert Cash Reserves Fund, LLC	910,921	15,941,015	(16,851,600)	(336)	—	—	207	—
Liquidity Fund, Institutional Class(1)	—	32,136,480	(30,323,886)	—	—	1,812,594	7,913	1,812,594
Total				$(10,011)	$(314,528)	$2,937,342	$57,338
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Parametric
International Equity Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 4,758,934	$124,770,479	$70,747	$129,600,160
Developed Europe	3,932,952	292,838,654	0	296,771,606
Developed Middle East	1,498,079	8,182,573	—	9,680,652
Total Common Stocks	$10,189,965	$425,791,706**	$70,747	$436,052,418
Warrants	$ —	$ —	$ 0	$ 0
Short-Term Investments:
Affiliated Fund	1,812,594	—	—	1,812,594
Securities Lending Collateral	10,189,252	—	—	10,189,252
Total Investments	$22,191,811	$425,791,706	$70,747	$448,054,264
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.